F2 Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Income and Expenses

Financial income and expenses

	2018		2017 1)		2016 1)
	Financial income	Financial expenses	Financial income	Financial expenses	Financial income	Financial expenses
Contractual interest on financial assets	–461	—	–86	—	12	—
Of which on financial assets at fair value through profit or loss	–927	—	–92	—	–316	—
Contractual interest on financial liabilities	—	–997	—	–1,027	—	–1,355
Of which on financial liabilities designated fair value through profit or loss	—	–530	—	—	—	—
Net gains/losses on:
Instruments at fair value through profit or loss 2)	225	–817	–231	543	–68	–729
Of which included in fair value hedge relationships	—	—	—	2	—	71
Of which designated fair value through profit or loss	—	–2,087	—	—	—	—
Assets at fair value through OCI	–80	—	—	—	—	—
Available for sale	—	—	40	—	—	—
Loans and receivables	—	—	–102	—	–79	—
Instruments at amortized cost	—	—	—	72	—	218
Other financial income and expenses	1	–575	7	–431	—	–292

Total	–316	–2,389	–372	–843	–135	–2,158

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”
2)	Excluding net loss from derivatives hedging operating assets and liabilities, SEK 128 million (net loss of SEK 451 million in 2017 and net loss of SEK 234 million in 2016), reported as Cost of sales.